Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Components of Earnings Per Share
The components of earnings per share were:

Year Ended December 31 (Dollars and Shares in Millions, Except Per Share Data)	2023	2022	2021
Net income attributable to U.S. Bancorp	$5,429	$5,825	$7,963
Preferred dividends	(350)	(296)	(303)
Impact of preferred stock call and redemption	—	—	(17)	(a)
Earnings allocated to participating stock awards	(28)	(28)	(38)
Net income applicable to U.S. Bancorp common shareholders	$5,051	$5,501	$7,605
Average common shares outstanding	1,543	1,489	1,489
Net effect of the exercise and assumed purchase of stock awards	—	1	1
Average diluted common shares outstanding	1,543	1,490	1,490
Earnings per common share	$3.27	$3.69	$5.11
Diluted earnings per common share	$3.27	$3.69	$5.10
(a)Represents stock issuance costs originally recorded in preferred stock upon the issuance of the Company’s Series I and Series F Preferred Stock that were reclassified to retained earnings on the date the Company announced its intent to redeem the outstanding shares.